Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	€ 30,610	€ 22,715
Property, plant and equipment at end of period	36,699	30,610
Impairment loss relating to assets that were obsolute and in process of being disposed of	52	0	€ 0
Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	41,661	28,863
Additions	13,174	12,826
Disposals	(201)	(1)
Transfer to intangible assets		(11)
Indexation impact	488	(26)
Foreign exchange	(6)	10
Property, plant and equipment at end of period	55,116	41,661
Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(11,051)	(6,148)
Disposals	174
Foreign exchange	(3)	2
Depreciation	7,491	4,901
Impairment	(52)
Property, plant and equipment at end of period	(18,417)	(11,051)
Rights to land and buildings including leasehold improvements [Member]
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	14,465	12,717
Property, plant and equipment at end of period	13,807	14,465
Rights to land and buildings including leasehold improvements [Member] | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	19,903	15,774
Additions	2,366	3,444
Transfers	130	711
Indexation impact	488	(26)
Property, plant and equipment at end of period	22,887	19,903
Rights to land and buildings including leasehold improvements [Member] | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(5,438)	(3,057)
Depreciation	3,642	2,381
Property, plant and equipment at end of period	(9,080)	(5,438)
Vehicles [Member]
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	84	120
Property, plant and equipment at end of period	87	84
Vehicles [Member] | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	166	160
Additions	67	6
Disposals	(94)
Property, plant and equipment at end of period	139	166
Vehicles [Member] | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(82)	(40)
Disposals	94
Depreciation	64	42
Property, plant and equipment at end of period	(52)	(82)
Technical equipment and machinery [Member]
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	9,069	5,555
Property, plant and equipment at end of period	15,643	9,069
Technical equipment and machinery [Member] | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	10,738	6,195
Additions	6,328	2,532
Disposals	(12)
Transfers	2,466	2,009
Foreign exchange		2
Property, plant and equipment at end of period	19,520	10,738
Technical equipment and machinery [Member] | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(1,669)	(640)
Disposals	12	1
Depreciation	2,168	1,028
Impairment	(52)
Property, plant and equipment at end of period	(3,877)	(1,669)
Office and other equipment [Member]
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,381	3,179
Property, plant and equipment at end of period	4,275	4,381
Office and other equipment [Member] | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	8,243	5,590
Additions	1,519	2,644
Disposals	(95)	(1)
Transfers	22	2
Foreign exchange	(6)	8
Property, plant and equipment at end of period	9,683	8,243
Office and other equipment [Member] | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(3,862)	(2,411)
Disposals	68	1
Foreign exchange	(3)	2
Depreciation	1,617	1,450
Property, plant and equipment at end of period	(5,408)	(3,862)
Assets under construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,611	1,144
Property, plant and equipment at end of period	2,887	2,611
Assets under construction | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,611	1,144
Additions	2,894	4,200
Transfers	(2,618)	(2,722)
Transfer to intangible assets		(11)
Property, plant and equipment at end of period	2,887	2,611
Right-of-use assets
Reconciliation of changes in property, plant and equipment
Property, plant and equipment under security pledges	€ 10,499	€ 11,525